Liquidity and Capital Resources	12 Months Ended
Dec. 31, 2024
Liquidity And Capital Resources [Abstract]
Liquidity and capital resources

2. LIQUIDITY AND CAPITAL RESOURCES

The Group’s consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations. As of December 31, 2024, the Group’s consolidated current assets exceeded its consolidated current liabilities by $4,794. The Group’s consolidated net assets were $6,737 as of December 31, 2024.

The Group’s principal sources of liquidity have been cash provided by operating activities, bank borrowings, third-party loans, and ordinary share issuances. The Group had net cash used in operating activities of $5,646 and $290 for the years ended December 31, 2022 and 2023, respectively, and net cash provided by operating activities of $1,635 for the year of 2024. As of December 31, 2024, the Group had $1,123 in unrestricted cash and cash equivalents.

The Group’s operating results for future periods are subject to numerous uncertainties and it is uncertain if the Group will be able to achieve a net income position for the foreseeable future. If management is not able to increase revenues and/or manage cost and operating expenses in line with revenue forecasts, the Group may not be able to achieve profitability.

The Group believes that available cash and cash equivalents, cash provided by operating activities should enable the Group to meet presently anticipated cash needs for at least the next 12 months after the date that the financial statements are issued and the Group has prepared the consolidated financial statements on a going concern basis. However, the Group continues to have ongoing obligations and it expects that it will require additional capital in order to execute its longer-term business plan. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, initiating additional public offerings, obtaining credit facilities, streamlining business units, controlling rental, overhead and other operating expenses and seeking to further dispose non-cash generating units. Management cannot provide any assurance that the Group will raise additional capital if needed.